Pay vs Performance Disclosure	4 Months Ended	8 Months Ended	12 Months Ended
	Apr. 28, 2022	Dec. 31, 2022	Dec. 31, 2022 USD ($) UsdPerShare	Dec. 31, 2021 USD ($) UsdPerShare	Dec. 31, 2020 USD ($) UsdPerShare
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance

The SEC adopted new disclosure on August 25, 2022 for proxy statements filed with respect to fiscal years ending on or after December 16, 2022 with a new Pay Versus Performance ("PVP") rule. The rule requires a new table and narrative disclosure comparing Compensation Actually Paid ("CAP") against company performance. The Company is required to provide additional disclosure regarding the relationship between NEO CAP and net earnings, cumulative TSR and Core FFO. In addition, the Company must provide at least three, but not more than seven, of the most important company measures used to determine NEO pay. At least three of these measures must be financial measures. Below are the tables and related footnotes for PVP:

	Julian Whitehurst(2)		Stephen Horn(3)		Average SCT Total for		Value of Initial Fixed $100 Investment Base On:
Year	SCT Total for CEO	CAP to CEO (2)	SCT Total for CEO	CAP to CEO (3)	Non-CEO NEOs	Average CAP to Non-CEO NEOs	The Company TSR	Peer Group TSR(1)	Net Income	Core FFO per Share
2022	$5,010,993	$9,118,484	$6,776,699	$8,868,801	$2,544,244	$3,624,286	$99.13	$100.62	$334,626,000	$3.14

2021	$7,785,586	$7,727,120	-	-	$2,591,922	$2,682,871	$99.22	$134.06	$264,217,000	$2.86

2020	$5,594,166	$2,108,174	-	-	$2,344,128	$1,166,529	$80.65	$94.88	$210,859,000	$2.59

(1)
NNN’s peer group TSR is based on FNER, which is the index used for purposes of the performance graphs in Part II, Item 5 of the Company's Annual Report on Form 10-K for the year ended December 31, 2022 and the Compensation Discussion and Analysis.
(2)
The following represents the adjustments made to the SCT totals to derive the compensation actually paid to Mr. Whitehurst in his role as CEO. Mr. Whitehurst served as the CEO through the entire reporting period until his retirement on April 28, 2022.

Adjustments	2022	2021	2020
Amounts reported in “Stock Awards” column of SCT	($3,413,088)	($4,306,835)	($3,704,914)
Fair value of outstanding and unvested equity awards that were granted in the current year:	$4,994,125	$4,529,787	$2,617,686
Change in fair value for equity awards outstanding and unvested at the end of the current year that were granted in a prior year:	$2,639,640	($814,466)	($2,769,278)
Change in fair value for equity awards vested in the current year that were granted in a prior year:	($188,929)	$72,371	($9,880)
Addition for the common stock dividends paid on unvested stock awards:	$75,743	$460,677	$380,394

(3)
The following represents the adjustments made to the SCT total to derive the compensation actually paid to Mr. Horn in his role as CEO. Mr. Horn has served as the CEO since April 29, 2022.

Adjustments	2022
Amounts reported in “Stock Awards” column of SCT	($3,958,062)
Fair value of outstanding and unvested equity awards that were granted in the current year:	$5,152,995
Change in fair value for equity awards outstanding and unvested at the end of the current year that were granted in a prior year:	$784,246
Change in fair value for equity awards vested in the current year that were granted in a prior year:	($10,370)
Addition for the common stock dividends paid on unvested stock awards:	$123,293

(4)
The following represents the adjustments made to the SCT totals for our non-CEO named executive officers to derive the average compensation actually paid for our non-CEO named executive officers.

	2022	2021	2020
Amounts reported in “Stock Awards” column of SCT	($1,100,638)	($1,140,025)	($1,178,281)
Fair value of outstanding and unvested equity awards that were granted in the current year:	$1,511,141	$1,199,019	$740,821
Change in fair value for equity awards outstanding and unvested at the end of the current year that were granted in a prior year:	$618,455	($126,740)	($879,404)
Fair value of stock awards granted and vested in the current year	-	-	$29,913
Change in fair value for equity awards vested in the current year that were granted in a prior year:	($10,217)	$18,156	($31,578)
Addition for the common stock dividends paid on unvested stock awards:	$61,301	$140,539	$140,930

(5)
The named executive officers included in the non-CEO named executive average for each year are as follows:

2022	Messrs. Habicht and Tessitore, and Ms. Miller.
2021	Messrs. Horn, Habicht, and Tessitore, and Ms. Miller.
2022	Messrs. Horn, Habicht, Tessitore, and Bayer

Company Selected Measure Name			Core FFO per Share
Named Executive Officers, Footnote [Text Block]
(5)
The named executive officers included in the non-CEO named executive average for each year are as follows:

2022	Messrs. Habicht and Tessitore, and Ms. Miller.
2021	Messrs. Horn, Habicht, and Tessitore, and Ms. Miller.
2022	Messrs. Horn, Habicht, Tessitore, and Bayer

Peer Group Issuers, Footnote [Text Block]
(1)
NNN’s peer group TSR is based on FNER, which is the index used for purposes of the performance graphs in Part II, Item 5 of the Company's Annual Report on Form 10-K for the year ended December 31, 2022 and the Compensation Discussion and Analysis.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The following represents the adjustments made to the SCT totals to derive the compensation actually paid to Mr. Whitehurst in his role as CEO. Mr. Whitehurst served as the CEO through the entire reporting period until his retirement on April 28, 2022.

Adjustments	2022	2021	2020
Amounts reported in “Stock Awards” column of SCT	($3,413,088)	($4,306,835)	($3,704,914)
Fair value of outstanding and unvested equity awards that were granted in the current year:	$4,994,125	$4,529,787	$2,617,686
Change in fair value for equity awards outstanding and unvested at the end of the current year that were granted in a prior year:	$2,639,640	($814,466)	($2,769,278)
Change in fair value for equity awards vested in the current year that were granted in a prior year:	($188,929)	$72,371	($9,880)
Addition for the common stock dividends paid on unvested stock awards:	$75,743	$460,677	$380,394

(3)
The following represents the adjustments made to the SCT total to derive the compensation actually paid to Mr. Horn in his role as CEO. Mr. Horn has served as the CEO since April 29, 2022.

Adjustments	2022
Amounts reported in “Stock Awards” column of SCT	($3,958,062)
Fair value of outstanding and unvested equity awards that were granted in the current year:	$5,152,995
Change in fair value for equity awards outstanding and unvested at the end of the current year that were granted in a prior year:	$784,246
Change in fair value for equity awards vested in the current year that were granted in a prior year:	($10,370)
Addition for the common stock dividends paid on unvested stock awards:	$123,293

Non-PEO NEO Average Total Compensation Amount			$ 2,544,244	$ 2,591,922	$ 2,344,128
Non-PEO NEO Average Compensation Actually Paid Amount			$ 3,624,286	2,682,871	1,166,529
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The following represents the adjustments made to the SCT totals for our non-CEO named executive officers to derive the average compensation actually paid for our non-CEO named executive officers.

	2022	2021	2020
Amounts reported in “Stock Awards” column of SCT	($1,100,638)	($1,140,025)	($1,178,281)
Fair value of outstanding and unvested equity awards that were granted in the current year:	$1,511,141	$1,199,019	$740,821
Change in fair value for equity awards outstanding and unvested at the end of the current year that were granted in a prior year:	$618,455	($126,740)	($879,404)
Fair value of stock awards granted and vested in the current year	-	-	$29,913
Change in fair value for equity awards vested in the current year that were granted in a prior year:	($10,217)	$18,156	($31,578)
Addition for the common stock dividends paid on unvested stock awards:	$61,301	$140,539	$140,930

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The reported amount of compensation actually paid to our CEO, and the reported average amount of compensation actually paid to our non-CEO executive officers, is primarily driven by the value of our executives’ unvested equity. Further, as discussed in the Compensation Discussion and Analysis, our TSR is a component metric in our long-term incentive plan, and Core FFO per share is a component metric of our cash incentive bonus. As a result, the TSR figures reported above have a strong correlation to our executives’ compensation actually paid, while Core FFO per share has a lesser degree of impact on and correlation to the compensation actually paid figures. While our TSR lagged behind the above reported peer group TSR for 2020 and 2021, our resilience in 2022 resulted in a cumulative 2022 three-year TSR on par with the reported peer group.

Tabular List [Table Text Block]

The following metrics represent the three most important financial performance measures as well as subjective strategic and individual goals used by the Company in setting NEO compensation for the most recent fiscal year:

Core FFO Per Share
Relative Total Shareholder Return
Leverage ratio (total liabilities divided by gross book assets below 50%)
Subjective strategic and individual goals: General and Administrative ("G &A") expense Acquisition Volume

Total Shareholder Return Amount			$ 99.13	99.22	80.65
Peer Group Total Shareholder Return Amount			100.62	134.06	94.88
Net Income (Loss)			$ 334,626,000	$ 264,217,000	$ 210,859,000
Company Selected Measure Amount | UsdPerShare			3.14	2.86	2.59
PEO Name	Julian Whitehurst	Stephen Horn
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name			Core FFO Per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name			Relative Total Shareholder Return
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name			Leverage ratio (total liabilities divided by gross book assets below 50%)
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name			Subjective strategic and individual goals: General and Administrative ("G &A") expense Acquisition Volume
Julian Whitehurst [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			$ 5,010,993	$ 7,785,586	$ 5,594,166
PEO Actually Paid Compensation Amount			9,118,484	7,727,120	2,108,174
Stephen Horn [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount			6,776,699
PEO Actually Paid Compensation Amount			8,868,801
PEO [Member] | Julian Whitehurst [Member] | Amounts reported in "Stock Awards" column of SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(3,413,088)	(4,306,835)	(3,704,914)
PEO [Member] | Julian Whitehurst [Member] | Fair value of outstanding and unvested equity awards that were granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			4,994,125	4,529,787	2,617,686
PEO [Member] | Julian Whitehurst [Member] | Change in fair value for equity awards outstanding and unvested at the end of the current year that were granted in a prior year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			2,639,640	(814,466)	(2,769,278)
PEO [Member] | Julian Whitehurst [Member] | Change in fair value for equity awards vested in the current year that were granted in a prior year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(188,929)	72,371	(9,880)
PEO [Member] | Julian Whitehurst [Member] | Addition for the common stock dividends paid on unvested stock awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			75,743	460,677	380,394
PEO [Member] | Stephen Horn [Member] | Amounts reported in "Stock Awards" column of SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			3,958,062
PEO [Member] | Stephen Horn [Member] | Fair value of outstanding and unvested equity awards that were granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			5,152,995
PEO [Member] | Stephen Horn [Member] | Change in fair value for equity awards outstanding and unvested at the end of the current year that were granted in a prior year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			784,246
PEO [Member] | Stephen Horn [Member] | Change in fair value for equity awards vested in the current year that were granted in a prior year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			10,370
PEO [Member] | Stephen Horn [Member] | Addition for the common stock dividends paid on unvested stock awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			123,293
Non-PEO NEO [Member] | Amounts reported in "Stock Awards" column of SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(1,100,638)	(1,140,025)	(1,178,281)
Non-PEO NEO [Member] | Fair value of outstanding and unvested equity awards that were granted in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,511,141	1,199,019	740,821
Non-PEO NEO [Member] | Change in fair value for equity awards outstanding and unvested at the end of the current year that were granted in a prior year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			618,455	(126,740)	(879,404)
Non-PEO NEO [Member] | Fair value of stock awards granted and vested in the current year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0	29,913
Non-PEO NEO [Member] | Change in fair value for equity awards vested in the current year that were granted in a prior year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(10,217)	18,156	(31,578)
Non-PEO NEO [Member] | Addition for the common stock dividends paid on unvested stock awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 61,301	$ 140,539	$ 140,930